REDEEMABLE PREFERRED SHARES (Tables)	9 Months Ended
Sep. 30, 2019
REDEEMABLE PREFERRED SHARES
Schedule of movement of the redeemable preferred shares

Redeemable preferred shares

Balance at January 1, 2019	—
Issuance of preferred shares	989,349
Change in redemption value	17,760
Accrual of dividends	26,858
Settlement of dividends	(25,014)
Foreign exchange impact	54,192

Balance at September 30, 2019	1,063,145